Offerings	Aug. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2029
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99936
Maximum Aggregate Offering Price	$ 749,520,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,508.71
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-293581).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Senior Notes due 2032
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99894
Maximum Aggregate Offering Price	$ 1,248,675,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,442.02
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2034
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99772
Maximum Aggregate Offering Price	$ 997,720,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,785.13
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.625% Senior Notes due 2036
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.9966
Maximum Aggregate Offering Price	$ 1,494,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,445.69
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.375% Senior Notes due 2056
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99721
Maximum Aggregate Offering Price	$ 997,210,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,714.70
Offering Note	See Offering Note 1.